UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Q3 All-Season Active Rotation ETF (QVOY) Cboe BZX Exchange, Inc Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Active Rotation ETF for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.q3allseasonfunds.com/etf/. You can also request this information by contacting us at (888) 348-1255.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Q3 All-Season Active Rotation ETF	$47	0.94%

How did the Fund perform during the reporting period?

Over the last six months, the Q3 All-Season Active Rotation Fund has held diversified equity positions across all market capitalizations and the growth/value spectrum. As large caps – particularly growth - have dominated, the performance of the Fund has lagged traditional equity indexes while maintaining increased diversification.

Because the Fund invests across several asset classes including equities, bonds, and alternatives, it may trail popular equity indexes, such as the S&P 500, which are focused on just one segment of the market. This is by design, and it is what makes the Fund appropriate for investors seeking true, active asset allocation.

In addition to its diversified core equity holdings, the Fund also invests in “active” equity funds. These consist of sectors, subsectors and internationals. Returns from this portion of the Fund’s holdings tend to have an outsized impact on the portfolio as a whole. Over the last six months, these positions were varied, though value was generally favored over growth which hampered performance. A shift to more growth-oriented sectors occurred later in the period as the NASDAQ 100 made new highs at the end of May.

Fixed income holdings in the Fund shifted from being conservative in nature for the first few months of 2024, to more aggressive positions including High Yields and Emerging Markets. This portion of the portfolio was a bright spot as QVOY’s bond holdings outperformed the fixed income market as a whole. However, bonds only make up a small portion of the Fund so the overall impact was muted. Alternative ETFs struggled for the period, as investments in Gold and Blockchain ETFs rallied, then gave back much of their gains resulting in a small net loss from this sleeve of the portfolio.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

$14,000
$13,000
$12,000
$11,000
$10,000
$13,265
$11,915
$11,856
12/06/22
05/31/23
05/31/24
Q3 All-Season Active Rotation ETF - NAV
MSCI World Index
Dow Jones Moderately Aggressive Portfolio Index

Average Annual Total Returns
	1 Year	Since Inception (12/6/2022)
Q3 All-Season Active Rotation ETF - NAV	15.16%	12.17%
Q3 All-Season Active Rotation ETF - Market Price	15.30%	12.15%
MSCI World Index	24.92%	21.00%
Dow Jones Moderately Aggressive Portfolio Index	16.84%	12.55%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$84,630,168
Number of Portfolio Holdings	13
Advisory Fee	$258,540
Portfolio Turnover	339%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
VanEck Gold Miners ETF	14.4%
iShares Core S&P 500 ETF	14.1%
Fidelity MSCI Utilities Index ETF	13.8%
Vanguard Mid-Cap Value ETF	13.6%
Vanguard FTSE Emerging Markets ETF	13.2%
iShares MSCI USA Momentum Factor ETF	13.0%
abrdn Physical Platinum Shares ETF	4.7%
Global X Uranium ETF	4.7%
SPDR Gold MiniShares Trust ETF	4.3%
iShares J.P. Morgan USD Emerging Markets Bond ETF	1.4%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Q3 All-Season Active Rotation ETF (QVOY)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.q3allseasonfunds.com/etf/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-QVOY

Q3 All-Season Tactical Fund C Class (QACTX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$147	2.94%

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund for the period was largely due to positions in NASDAQ 100 as the Fund was able to identify a positive trend in that index. Continued strength in the technology sector bolstered the index to new highs during the year, and as such the Fund’s quantitative trading rules signaled buying opportunities.

Defensive positions were taken in long-term Treasuries when the Fund determined the volatility of the NASDAQ was heightened. Such positions amounted to about 20% of the overall market exposure for the period. Small gains were realized in the Treasury positions – long and inverse - as that market trended down the first several months of the year, before it began an upward move in May. The majority of the profitable trades in Treasuries were on the short side, though, as yields began to rise earlier in the year on fears of continued elevated inflation readings.

The Tactical Fund was able to participate in the upside movement of the equity markets during the period, as it kept a close watch on signs of exuberance by monitoring technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (3/18/2021)
Q3 All-Season Tactical Fund - C Class	17.09%	-1.85%
Bloomberg U.S. Aggregate Bond Index	1.31%	-2.48%
Dow Jones Moderate Portfolio Index	12.35%	1.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$48,472,978
Number of Portfolio Holdings	2
Advisory Fee	$236,866
Portfolio Turnover	369%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Q3 All-Season Tactical Fund - C Class (QACTX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-QACTX

Lyrical International Value Equity Fund Investor Class (LYRNX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (3/2/2020)
Lyrical International Value Equity Fund - Investor Class	15.96%	7.99%
MSCI EAFE Index	18.53%	9.01%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Material Fund Changes
No material changes occured during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Lyrical International Value Equity Fund - Investor Class (LYRNX)

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-LYRNX

Lyrical U.S. Value Equity Fund Institutional Class (LYRIX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed over the last 10 years?
Total Return Based on $100,000 Investment

Average Annual Total Returns
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Institutional Class	36.66%	14.32%	8.21%
S&P 500® Index	28.19%	15.80%	12.69%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Lyrical U.S. Value Equity Fund - Institutional

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-LYRIX

Lyrical U.S. Value Equity Fund A Class (LYRAX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.24%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical U.S. Value Equity Fund - A Class
Without Load	36.31%	20.42%
With Load	28.50%	16.74%
S&P 500® Index	28.19%	20.24%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

*	Reflects the maximum sales charge applicable to A Class.

Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Lyrical U.S. Value Equity Fund - A Class (LYRAX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-LYRAX

Lyrical International Value Equity Fund Institutional Class (LYRWX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.99%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (3/2/2020)
Lyrical International Value Equity Fund - Institutional Class	16.29%	8.26%
MSCI EAFE Index	18.53%	9.01%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Material Fund Changes
No material changes occured during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Lyrical International Value Equity Fund - Institutional

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-LYRWX

Lyrical U.S. Value Equity Fund C Class (LYRCX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.99%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical U.S. Value Equity Fund - C Class
Without CDSC	35.34%	19.54%
With CDSC	34.34%	19.54%
S&P 500® Index	28.19%	20.24%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Lyrical U.S. Value Equity Fund - C Class (LYRCX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-LYRCX

Lyrical International Value Equity Fund A Class (LYRVX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.24%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical International Value Equity Fund - A Class
Without Load	16.03%	16.54%
With Load	9.36%	12.96%
MSCI EAFE Index	18.53%	18.28%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

*	Reflects the maximum sales charge applicable to A Class.

What did the Fund invest in?

Sector Weighting (% of net assets)

Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Material Fund Changes
No material changes occured during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Lyrical International Value Equity Fund - A Class (LYRVX)

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-LYRVX

Q3 All-Season Systematic Opportunities Fund Institutional Class (QASOX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Systematic Opportunities Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	1.32%

How did the Fund perform during the reporting period?

The Q3 All-Season Systematic Opportunities Fund continues to perform as designed – producing positive returns over any market environment. For the most recent period, the Fund again registered profits as the markets looked to maintain their positive trends. The Fund, however, is largely indifferent as to the overall direction of the markets, since its trading rules are short-term in nature and not dependent on trends.

Over the last six months, the Fund was only exposed to equities approximately 60% of the time, and still notched gains, with considerably less market risk. While the last several months have been decidedly bullish, the Fund has had fewer trades than historically expected. QASOX only enters the market during pullbacks and tends to stay invested in trades for just a few days.

With very few meaningful pullbacks in equities over the last several months, the Fund has maintained larger than normal defensive positions (money market funds) while it waited for opportunities to enter the equity market. Currently, these defensive positions are generating just over 5% a year, so the Fund has the opportunity to make meaningful gains when it is waiting for potential equity trades.

How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (12/30/2019)
Q3 All-Season Systematic Opportunities Fund - Institutional Class	11.27%	2.86%
Bloomberg U.S. Aggregate Bond Index	1.31%	-1.04%
Dow Jones Moderate Portfolio Index	12.35%	4.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$192,428,373
Number of Portfolio Holdings	1
Advisory Fee (net of recoupments)	$938,594
Portfolio Turnover	5641%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Q3 All-Season Systematic Opportunities Fund - Institutional Class (QASOX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-QASOX

Lyrical U.S. Value Equity Fund Investor Class (LYRBX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical U.S. Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.24%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period with above average absolute returns. Our returns also exceeded those of the S&P 500, which was no easy task given how much of the index returns were driven by one mega cap growth stock, NVIDIA. That one stock drove 20% of the S&P 500 return in the period, contributing 3.3 percentage points of the 16.4% index return.

For the reporting period, the three positions that most positively impacted performance were: United Rentals (URI) up 41%, Flex (FLEX) up 75%, and NRG Energy (NRG) up 72%. On the other side, the three positions that most negatively impacted performance were: Expedia (EXPE) down 17%, Concentrix (CNXC) down 34%, and Global Payments (GPN) down 12%. Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 11.4 times the next twelve months consensus earnings. The S&P 500 had a valuation of 20.7 times earnings on this same basis, a premium of 81% to the Fund.

What is uncommon about our portfolio is not just how cheap it is but also its attractive growth. Throughout our history our portfolios have had a discounted P/E to the S&P 500 with comparable growth. Currently, our growth profile is much better than that, with not just comparable growth, but superior growth. In fact, this continues to be one of the best growth profiles in our firm’s history.

How has the Fund performed over the last 10 years?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	5 Years	10 Years
Lyrical U.S. Value Equity Fund - Investor Class	36.38%	14.04%	7.90%
S&P 500® Index	28.19%	15.80%	12.69%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$719,078,349
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$2,744,559
Portfolio Turnover	13%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Asset
United Rentals, Inc.	7.6%
Fidelity National Information Services, Inc.	6.0%
Ameriprise Financial, Inc.	5.2%
Suncor Energy, Inc.	5.0%
NRG Energy, Inc.	4.7%
Johnson Controls International plc	4.6%
Uber Technologies, Inc.	4.6%
Cigna Group (The)	4.3%
Flex Ltd.	4.1%
HCA Healthcare, Inc.	4.0%

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Lyrical U.S. Value Equity Fund - Investor Class (LYRBX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-LYRBX

Lyrical International Value Equity Fund C Class (LYRZX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Lyrical International Value Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.lyricalvaluefunds.com. You can also request this information by contacting us at (888) 884-8099.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$100	1.99%

How did the Fund perform during the reporting period?

The Fund performed well during the reporting period. Our Fund was up over 200 basis points compared to the MSCI EAFE during the 6-month period. Our performance was driven by a combination of both multiple expansion and earnings growth.

For the reporting period, the three positions that most positively impacted performance were: Aercap (AER-US) up 36%, Rexel (RXL-FR) up 31%, and Spie (SPIE-FR) up 43%. On the other side, the three positions that most negatively impacted performance were: OpenText (OTEX-CA) down 28%, Teleperformance (TEP-FR) down 16%, and Entain (ENT-LON) down 14%.

Even after strong returns in the periods, the portfolio remains attractively valued. The price-to-earnings (P/E) ratio ended the period at 9.3x times the next twelve months consensus earnings. The MSCI EAFE had a valuation of 14.2 times earnings on this same basis, a premium of 53% to the Fund.

In addition to an attractive valuation, our Fund also has had superior earnings growth. Since 2012, the companies in our portfolio have grown their EPS at a 6.8% annualized rate, compared to the MSCI EAFE at 5.7%.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (7/5/2022)
Lyrical International Value Equity Fund - C Class
Without CDSC	15.18%	15.67%
With CDSC	14.18%	15.67%
MSCI EAFE Index	18.53%	18.28%

Past performance is not necessarily indicative of future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Fund Statistics
Net Assets	$13,252,836
Number of Portfolio Holdings	31
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Country Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
AerCap Holdings N.V.	5.2%
Suncor Energy, Inc.	5.1%
Exor N.V.	4.9%
Euronext N.V.	4.9%
Rexel S.A.	4.9%
Bollore SE	4.7%
Ashtead Group plc	4.6%
Samsung Electronics Company Ltd.	4.3%
Nintendo Company Ltd. - ADR	4.3%
Johnson Controls International plc	4.0%

Material Fund Changes
No material changes occured during the period ended May 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.lyricalvaluefunds.com), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Lyrical International Value Equity Fund - C Class (LYRZX)

Semi-Annual Shareholder Report - May 31, 2024

TSR-SAR 053124-LYRZX

Q3 All-Season Tactical Fund Institutional Class (QAITX) Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Q3 All-Season Tactical Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.q3allseasonfunds.com/funds/. You can also request this information by contacting us at (855) 784-2399.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	1.58%

How did the Fund perform during the reporting period?

Performance for the Q3 All-Season Tactical Fund for the period was largely due to positions in NASDAQ 100 as the Fund was able to identify a positive trend in that index. Continued strength in the technology sector bolstered the index to new highs during the year, and as such the Fund’s quantitative trading rules signaled buying opportunities.

Defensive positions were taken in long-term Treasuries when the Fund determined the volatility of the NASDAQ was heightened. Such positions amounted to about 20% of the overall market exposure for the period. Small gains were realized in the Treasury positions – long and inverse - as that market trended down the first several months of the year, before it began an upward move in May. The majority of the profitable trades in Treasuries were on the short side, though, as yields began to rise earlier in the year on fears of continued elevated inflation readings.

The Tactical Fund was able to participate in the upside movement of the equity markets during the period, as it kept a close watch on signs of exuberance by monitoring technical signals on a daily basis. Such indicators are designed to identify short-term tops in the market, so the Fund is able to pivot away from equities and into areas of the market deemed less prone to significant downside moves.

How has the Fund performed since inception?
Total Return Based on $100,000 Investment

Average Annual Total Returns
	1 Year	Since Inception (12/30/2019)
Q3 All-Season Tactical Fund - Institutional Class	18.74%	4.59%
Bloomberg U.S. Aggregate Bond Index	1.31%	-1.04%
Dow Jones Moderate Portfolio Index	12.35%	4.46%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$48,472,978
Number of Portfolio Holdings	2
Advisory Fee	$236,866
Portfolio Turnover	369%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Material Fund Changes

No material changes occured during the period ended May 31, 2024.

Q3 All-Season Tactical Fund - Institutional Class (QAITX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.q3allseasonfunds.com/funds/), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-SAR 053124-QAITX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

A Class (LYRAX)

C Class (LYRCX)

LYRICAL INTERNATIONAL VALUE EQUITY FUND

Institutional Class (LYRWX)

Investor Class (LYRNX)

A Class (LYRVX)

C Class (LYRZX)

Financial Statements

May 31, 2024

(Unaudited)

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)
COMMON STOCKS — 99.8%	Shares	Value
Communications — 8.0%
Internet Media & Services — 8.0%
Expedia Group, Inc. (a)	217,142	$24,506,646
Uber Technologies, Inc. (a)	511,478	33,021,020
		57,527,666
Consumer Discretionary — 7.9%
Automotive — 2.4%
Adient plc (a)	151,384	4,275,084
Lear Corporation	102,759	12,880,841
		17,155,925
E-Commerce Discretionary — 3.9%
eBay, Inc.	516,070	27,981,316

Retail - Discretionary — 1.6%
Lithia Motors, Inc.	46,138	11,679,373

Energy — 5.0%
Oil & Gas Producers — 5.0%
Suncor Energy, Inc.	874,707	35,705,540

Financials — 16.7%
Asset Management — 7.0%
Affiliated Managers Group, Inc.	79,001	12,845,562
Ameriprise Financial, Inc.	85,077	37,145,469
		49,991,031
Insurance — 4.4%
Assurant, Inc.	102,240	17,735,573
Primerica, Inc.	62,610	14,142,973
		31,878,546
Specialty Finance — 5.3%
AerCap Holdings N.V.	305,238	28,298,615
Air Lease Corporation	205,972	9,812,506
		38,111,121
Health Care — 11.5%
Health Care Facilities & Services — 11.5%
Centene Corporation (a)	320,846	22,969,365
Cigna Group (The)	89,807	30,949,288
HCA Healthcare, Inc.	84,060	28,559,385
		82,478,038

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.8% (Continued)	Shares	Value
Industrials — 14.3%
Electrical Equipment — 4.6%
Johnson Controls International plc	464,060	$33,370,554

Industrial Support Services — 9.7%
United Rentals, Inc.	81,143	54,317,936
WESCO International, Inc.	86,647	15,552,270
		69,870,206
Materials — 5.7%
Chemicals — 3.7%
Celanese Corporation	174,965	26,601,679

Containers & Packaging — 2.0%
Berry Global Group, Inc.	238,906	14,305,691

Technology — 26.0%
Software — 4.0%
Concentrix Corporation	91,684	5,622,980
Gen Digital, Inc.	943,857	23,435,969
		29,058,949
Technology Hardware — 10.9%
Arrow Electronics, Inc. (a)	130,531	17,140,026
F5, Inc. (a)	103,733	17,527,765
Flex Ltd. (a)	880,038	29,155,659
TD SYNNEX Corporation	109,972	14,388,736
		78,212,186
Technology Services — 11.1%
Fidelity National Information Services, Inc.	565,381	42,901,110
Global Payments, Inc.	228,222	23,244,411
WEX, Inc. (a)	72,791	13,635,210
		79,780,731
Utilities — 4.7%
Electric Utilities — 4.7%
NRG Energy, Inc.	416,382	33,726,942

Total Common Stocks (Cost $496,167,193)		$717,435,494

LYRICAL U.S. VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.2%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 5.22% (b) (Cost $1,656,679)	1,656,679	$1,656,679

Investments at Value — 100.0% (Cost $497,823,872)		$719,092,173

Liabilities in Excess of Other Assets — (0.0%) (c)		(13,824)

Net Assets — 100.0%		$719,078,349

N.V. - Naamloze Vennootschap

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)
COMMON STOCKS — 94.5%	Shares	Value
Canada — 9.8%
Linamar Corporation	4,516	$235,349
Open Text Corporation	12,931	378,464
Suncor Energy, Inc.	16,656	679,898
		1,293,711
Finland — 2.7%
Konecranes OYJ	6,150	353,854

France — 21.6%
Ayvens S.A.	41,594	312,415
Bollore SE	91,699	617,488
Elis S.A.	16,374	416,214
Rexel S.A.	21,284	646,690
SPIE S.A.	12,106	500,687
Teleperformance SE	3,266	373,530
		2,867,024
Germany — 1.0%
Auto1 Group SE (a)	17,412	132,648

Hong Kong — 3.2%
CK Hutchison Holdings Ltd.	87,269	426,147

Isle of Man — 2.0%
Entain plc	30,642	267,060

Japan — 11.9%
Air Water, Inc.	17,370	254,111
Kyudenko Corporation	5,401	219,927
Nintendo Company Ltd. – ADR	42,299	574,420
SK Kaken Company Ltd.	774	38,578
Sony Group Corporation	5,934	487,174
		1,574,210
Netherlands — 17.9%
AerCap Holdings N.V.	7,502	695,510
CNH Industrial N.V.	35,487	374,743
Euronext N.V.	6,619	651,619
Exor N.V.	5,832	654,808
		2,376,680
South Korea — 4.3%
Samsung Electronics Company Ltd.	431	577,109

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 94.5% (Continued)	Shares	Value
Spain — 2.8%
Grupo Catalana Occidente S.A.	8,935	$370,579

Switzerland — 7.9%
Johnson Controls International plc	7,430	534,291
Julius Baer Group Ltd.	8,472	508,992
		1,043,283
United Kingdom — 9.4%
Ashtead Group plc	8,343	611,165
Babcock International Group plc	38,374	277,078
Vistry Group plc (a)	21,508	356,399
		1,244,642

Total Common Stocks (Cost $11,356,363)		$12,526,947

PREFERRED STOCKS — 3.8%
Germany — 3.8%
Volkswagon AG (Cost $550,250)	3,999	$502,419

MONEY MARKET FUNDS — 0.8%
Invesco Treasury Portfolio - Institutional Class, 5.22% (b) (Cost $110,257)	110,257	$110,257

Investments at Value — 99.1% (Cost $12,016,870)		$13,139,623

Other Assets in Excess of Liabilities — 0.9%		113,213

Net Assets — 100.0%		$13,252,836

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

OYJ - Julkinen Osakeyhtio

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
% of
Common Stocks & Preferred Stocks by Sector/Industry	Net Assets
Communications — 5.7%
Entertainment Content	4.7%
Internet Media & Services	1.0%
Consumer Discretionary — 12.6%
Automotive	5.6%
Home Construction	2.7%
Leisure Facilities & Services	2.0%
Retail - Discretionary	2.3%
Consumer Staples — 3.2%
Retail - Consumer Staples	3.2%
Energy — 5.1%
Oil & Gas Producers	5.1%
Financials — 21.8%
Asset Management	8.8%
Institutional Financial Services	4.9%
Insurance	2.8%
Specialty Finance	5.3%
Industrials — 29.7%
Commercial Support Services	3.2%
Electrical Equipment	4.0%
Engineering & Construction	5.4%
Industrial Support Services	9.5%
Machinery	5.5%
Transportation & Logistics	2.1%
Materials — 2.2%
Chemicals	2.2%
Technology — 18.0%
Software	2.8%
Technology Hardware	12.4%
Technology Services	2.8%
98.3%

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Investments in securities:
Investments in securities:
At cost	$497,823,872	$12,016,870
At value (Note 2)	$719,092,173	$13,139,623
Receivable for capital shares sold	394,112	—
Receivable from Adviser (Note 4)	—	17,106
Dividends receivable	417,584	89,831
Tax reclaims receivable	—	11,752
Other assets	46,668	15,041
Total assets	719,950,537	13,273,353

LIABILITIES
Payable for capital shares redeemed	234,768	—
Payable to Adviser (Note 4)	525,008	—
Payable to administrator (Note 4)	74,455	12,990
Accrued distribution fees (Note 4)	23,171	138
Other accrued expenses	14,786	7,389
Total liabilities	872,188	20,517
CONTINGENCIES AND COMMITMENTS (NOTE 7)	—	—
NET ASSETS	$719,078,349	$13,252,836

NET ASSETS CONSIST OF:
Paid-in capital	$508,187,368	$11,922,480
Accumulated earnings	210,890,981	1,330,356
NET ASSETS	$719,078,349	$13,252,836

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$702,390,784	$12,792,078
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	28,472,965	1,015,261
Net asset value, offering price and redemption price per share (Note 2)	$24.67	$12.60
INVESTOR CLASS
Net assets applicable to Investor Class	$8,823,119	$447,471
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	360,469	35,590
Net asset value, offering price and redemption price per share (Note 2)	$24.48	$12.57

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited) (Continued)
	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
NET ASSET VALUE PER SHARE:
A Class
Net assets applicable to A Class	$5,762,232	$6,691
A Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	234,515	532
Net asset value and redemption price per share (Note 2)	$24.57	12.59	(a)
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (Note 2)	$26.07	$13.36
C Class
Net assets applicable to C Class	$2,102,214	$6,596
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	86,437	526
Net asset value, offering price and redemption price per share (Note 2)	$24.32	$12.54
Redemption price per share with CDSC fee (Note 2) (b)	$24.08	$12.41

(a)	Net Assets divided by Shares do not calculate to the stated Net Asset Value because Net Assets and Shares are shown rounded.
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% is charged on C Class shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

LYRICAL FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2024 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
INVESTMENT INCOME
Dividend income	$4,115,610	$264,257
Foreign witholding taxes on dividends	(50,330)	(26,096)
Total investment income	4,065,280	238,161

EXPENSES
Management fees (Note 4)	2,832,926	53,271
Administration fees (Note 4)	262,316	17,700
Transfer agent fees (Note 2 and 4)	67,841	25,920
Fund accounting fees (Note 4)	55,712	29,787
Compliance fees and expenses (Note 4)	33,822	6,139
Registration and filing fees (Note 2)	28,933	6,643
Custody and bank service fees	25,718	7,983
Legal fees	13,209	13,209
Distribution fees (Note 2 and 4)	25,593	514
Trustees’ fees and expenses (Note 4)	10,017	10,017
Audit and tax services fees	8,450	8,750
Postage and supplies	14,456	1,160
Networking fees	13,418	253
Printing of shareholder reports	5,471	3,585
Insurance expense	3,135	1,378
Borrowing costs (Note 5)	923	—
Other expenses	12,335	15,083
Total expenses	3,414,275	201,392
Less fees reduced and/or expenses reimbursed by Adviser (Note 4)	(88,367)	(138,834)
Net expenses	3,325,908	62,558

NET INVESTMENT INCOME	739,372	175,603

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from investment transactions	27,704,354	183,009
Net realized gains (losses) from foreign currency transactions (Note 2)	4,300	(8,138)
Net change in unrealized appreciation (depreciation) on investments	71,896,350	1,371,437
Net change in unrealized appreciation (depreciation) on foreign currency translation	—	(204)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	99,605,004	1,546,104

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$100,344,376	$1,721,707

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
FROM OPERATIONS
Net investment income	$739,372	$2,955,292
Net realized gains (losses) from investment transactions	27,704,354	(5,293,254)
Net realized gains (losses) from foreign currency transactions	4,300	(1,572)
Net change in unrealized appreciation (depreciation) on investments	71,896,350	57,786,075
Net increase in net assets resulting from operations	100,344,376	55,446,541

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(2,649,010)	(2,731,975)
Investor Class	(20,258)	(10,806)
A Class	(10,591)	(59)
C Class	(1,746)	(76)
Decrease in net assets from distributions to shareholders	(2,681,605)	(2,742,916)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	113,668,001	133,926,339
Net asset value of shares issued in reinvestment of distributions to shareholders	1,728,175	1,435,955
Payments for shares redeemed	(64,074,972)	(286,969,441)
Net increase (decrease) in Institutional Class net assets from capital share transactions	51,321,204	(151,607,147)

Investor Class
Proceeds from shares sold	1,131,129	2,419,124
Net asset value of shares issued in reinvestment of distributions to shareholders	16,260	8,706
Payments for shares redeemed	(1,826,694)	(2,767,257)
Net decrease in Investor Class net assets from capital share transactions	(679,305)	(339,427)

A Class
Proceeds from shares sold	5,068,458	86,483
Net asset value of shares issued in reinvestment of distributions to shareholders	720	59
Payments for shares redeemed	(4,506)	(3,069)
Net increase in A Class net assets from capital share transactions	5,064,672	83,473

C Class
Proceeds from shares sold	573,723	1,212,707
Net asset value of shares issued in reinvestment of distributions to shareholders	1,746	76
Net increase in C Class net assets from capital share transactions	575,469	1,212,783

TOTAL INCREASE (DECREASE) IN NET ASSETS	153,944,811	(97,946,693)

LYRICAL U.S. VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
NET ASSETS
Beginning of period	$565,133,538	$663,080,231
End of period	$719,078,349	$565,133,538

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	4,792,975	7,165,197
Shares issued in reinvestment of distributions to shareholders	74,942	79,466
Shares redeemed	(2,715,731)	(15,120,233)
Net increase (decrease) in shares outstanding	2,152,186	(7,875,570)
Shares outstanding at beginning of period	26,320,779	34,196,349
Shares outstanding at end of period	28,472,965	26,320,779

Investor Class
Shares sold	48,655	125,433
Shares issued in reinvestment of distributions to shareholders	710	485
Shares redeemed	(78,519)	(144,776)
Net decrease in shares outstanding	(29,154)	(18,858)
Shares outstanding at beginning of period	389,623	408,481
Shares outstanding at end of period	360,469	389,623

A Class
Shares sold	229,770	4,318
Shares issued in reinvestment of distributions to shareholders	31	3
Shares redeemed	(185)	(150)
Net increase in shares outstanding	229,616	4,171
Shares outstanding at beginning of period	4,899	728
Shares outstanding at end of period	234,515	4,899

C Class
Shares sold	24,367	60,370
Shares issued in reinvestment of distributions to shareholders	76	4
Net increase in shares outstanding	24,443	60,374
Shares outstanding at beginning of period	61,994	1,620
Shares outstanding at end of period	86,437	61,994

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
FROM OPERATIONS
Net investment income	$175,603	$157,365
Net realized gains from investment transactions	183,009	5,582
Net realized losses from foreign currency transactions	(8,138)	(25,763)
Net change in unrealized appreciation (depreciation) on investments	1,371,437	(305,366)
Net change in unrealized appreciation (depreciation) on foreign currency translation	(204)	(44)
Net increase (decrease) in net assets resulting from operations	1,721,707	(168,226)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(182,872)	(37,129)
Investor Class	(3,777)	(25,670)
A Class	(80)	(161)
C Class	(36)	(142)
Decrease in net assets from distributions to shareholders	(186,765)	(63,102)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	81,430	10,975,623
Net asset value of shares issued in reinvestment of distributions to shareholders	177,621	37,129
Payments for shares redeemed	(195,106)	(800,112)
Net increase in Institutional Class net assets from capital share transactions	63,945	10,212,640

Investor Class
Proceeds from shares sold	104,500	22,762
Net asset value of shares issued in reinvestment of distributions to shareholders	3,777	25,670
Payments for shares redeemed	(26,723)	(682,338)
Net increase (decrease) in Investor Class net assets from capital share transactions	81,554	(633,906)

A Class
Net asset value of shares issued in reinvestment of distributions to shareholders	80	161
Net increase in A Class net assets from capital share transactions	80	161

C Class
Net asset value of shares issued in reinvestment of distributions to shareholders	36	142
Net increase in C Class net assets from capital share transactions	36	142

TOTAL INCREASE IN NET ASSETS	1,680,557	9,347,709

LYRICAL INTERNATIONAL VALUE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
NET ASSETS
Beginning of period	$11,572,279	$2,224,570
End of period	$13,252,836	$11,572,279

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	6,942	964,356
Shares issued in reinvestment of distributions to shareholders	15,027	3,480
Shares redeemed	(16,850)	(70,821)
Net increase in shares outstanding	5,119	897,015
Shares outstanding at beginning of period	1,010,143	113,128
Shares outstanding at end of period	1,015,262	1,010,143

Investor Class
Shares sold	8,603	2,042
Shares issued in reinvestment of distributions to shareholders	320	2,413
Shares redeemed	(2,235)	(60,617)
Net increase (decrease) in shares outstanding	6,688	(56,162)
Shares outstanding at beginning of period	28,902	85,064
Shares outstanding at end of period	35,590	28,902

A Class
Shares issued in reinvestment of distributions to shareholders	7	15
Net increase in shares outstanding	7	15
Shares outstanding at beginning of period	525	510
Shares outstanding at end of period	532	525

C Class
Shares issued in reinvestment of distributions to shareholders	3	13
Net increase in shares outstanding	3	13
Shares outstanding at beginning of period	523	510
Shares outstanding at end of period	526	523

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022		Year Ended Nov. 30, 2021		Year Ended Nov. 30, 2020		Year Ended Nov. 30, 2019
Net asset value at beginning of period	$21.11		$19.16		$21.59		$16.68		$15.91		$15.55

Income (loss) from investment operations:
Net investment income (a)	0.03		0.10		0.07		0.03		0.10		0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	3.63		1.93		(1.54)		5.02		0.72	(b)	0.76
Total from investment operations	3.66		2.03		(1.47)		5.05		0.82		0.81

Less distributions from:
Net investment income	(0.10)		(0.08)		(0.03)		(0.14)		(0.05)		(0.05)
Net realized gains	—		—		(0.93)		—		—		(0.40)
Total distributions	(0.10)		(0.08)		(0.96)		(0.14)		(0.05)		(0.45)

Net asset value at end of period	$24.67		$21.11		$19.16		$21.59		$16.68		$15.91

Total return (c)	17.37	%(d)	10.64%		(6.81%)		30.44%		5.16%		5.03%

Net assets at end of period (000’s)	$702,391		$555,585		$655,277		$695,847		$327,121		$617,686

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.01	%(e)	1.03%		1.02%		1.01%		1.25%		1.41%
Ratio of net expenses to average net assets	0.99	%(e)(f)	1.00	%(f)(g)	0.99	%(f)	0.99	%(f)	1.22	%(f)	1.41%
Ratio of net investment income to average net assets	0.23	%(e)(f)	0.51	%(f)	0.36	%(f)	0.13	%(f)	0.73	%(f)	0.36%
Portfolio turnover rate (h)	13	%(d)	23%		24%		14%		30%		33%

(a)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(b)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions (Note 4).
(g)	Includes 0.01% of borrowing costs (Note 5).
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021	Year Ended Nov. 30, 2020	Year Ended Nov. 30, 2019
Net asset value at beginning of period	$20.93		$18.99		$21.43	$16.56	$15.78	$15.43

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.00	)(b)	0.05		0.02	(0.02)	0.07	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	3.60		1.92		(1.53)	4.98	0.71 (c)	0.73
Total from investment operations	3.60		1.97		(1.51)	4.96	0.78	0.75

Less distributions from:
Net investment income	(0.05)		(0.03)		—	(0.09)	—	—
Net realized gains	—		—		(0.93)	—	—	(0.40)
Total distributions	(0.05)		(0.03)		(0.93)	(0.09)	—	(0.40)

Net asset value at end of period	$24.48		$20.93		$18.99	$21.43	$16.56	$15.78

Total return (d)	17.22	%(e)	10.38%		(7.03%)	30.10%	4.94%	4.89%

Net assets at end of period (000’s)	$8,823		$8,153		$7,758	$8,270	$4,914	$6,682

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.63	%(g)	1.72%		1.74%	1.79%	2.02%	2.03%
Ratio of net expenses to average net assets (f)	1.24	%(g)	1.25	%(h)	1.24%	1.24%	1.44%	1.70%
Ratio of net investment income (loss) to average net assets (f)	(0.02	%)(g)	0.26%		0.10%	(0.12%)	0.53%	0.10%
Portfolio turnover rate (i)	13	%(e)	23%		24%	14%	30%	33%

(a)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would have been lower if the Adviser had not reduced fees (Note 4).
(e)	Not annualized.
(f)	Ratio was determined after fee reductions (Note 4).
(g)	Annualized.
(h)	Includes 0.01% of borrowing costs (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$21.05		$19.14		$18.23

Income (loss) from investment operations:
Net investment income (loss) (b)	(0.00	)(c)	0.06		0.03
Net realized and unrealized gains on investments and foreign currencies	3.62		1.92		1.81	(d)
Total from investment operations	3.62		1.98		1.84

Less distributions from:
Net investment income	(0.10)		(0.07)		—
Net realized gains	—		—		(0.93)
Total distributions	(0.10)		(0.07)		(0.93)

Net asset value at end of period	$24.57		$21.05		$19.14

Total return (e)	17.21	%(f)	10.38%		10.12	%(f)

Net assets at end of period (000’s)	$5,762		$103		$14

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.60	%(g)	29.74%		176.77	%(g)
Ratio of net expenses to average net assets (h)	1.24	%(g)	1.25	%(i)	1.24	%(g)
Ratio of net investment income (loss) to average net assets (h)	(0.00	%)(g)(k)	0.31%		0.36	%(g)
Portfolio turnover rate (j)	13	%(f)	23%		24	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(c)	Amount rounds to less than $0.01.
(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(e)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees (Note 4). Calculation does not reflect sales load.
(f)	Not annualized.
(g)	Annualized.
(h)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(i)	Includes 0.01% of borrowing costs (Note 5).
(j)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.
(k)	Percentage rounds to less than 0.01%.

See accompanying notes to financial statements.

LYRICAL U.S. VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$20.85		$19.08		$18.23

Income (loss) from investment operations:
Net investment loss (b)	(0.09)		(0.07)		(0.03)
Net realized and unrealized gains on investments and foreign currencies	3.59		1.89		1.81	(c)
Total from investment operations	3.50		1.82		1.78

Less distributions from:
Net investment income	(0.03)		(0.05)		—
Net realized gains	—		—		(0.93)
Total distributions	(0.03)		(0.05)		(0.93)

Net asset value at end of period	$24.32		$20.85		$19.08

Total return (d)	16.78	%(e)	9.56%		9.79	%(e)

Net assets at end of period (000’s)	$2,102		$1,292		$31

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.07	%(f)	6.64%		196.90	%(f)
Ratio of net expenses to average net assets (g)	1.99	%(f)	2.00	%(h)	1.99	%(f)
Ratio of net investment loss to average net assets (g)	(0.76	%)(f)	(0.38%)		(0.36	%)(f)
Portfolio turnover rate (i)	13	%(e)	23%		24	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same period.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees (Note 4). Calculation does not reflect CDSC.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after fee reductions and/or expense reimbursements.
(h)	Includes 0.01% of borrowing costs (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021	Period Ended Nov. 30, 2020 (a)
Net asset value at beginning of period	$11.13		$11.19		$12.03	$11.02	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.17		0.18		0.11	0.05	0.05
Net realized and unrealized gains (losses) on investments and foreign currencies	1.48		0.09		(0.94)	1.69	0.97
Total from investment operations	1.65		0.27		(0.83)	1.74	1.02

Less distributions from:
Net investment income	(0.18)		(0.33)		—	(0.05)	—
Net realized gains	—		—		(0.01)	(0.68)	—
Total distributions	(0.18)		(0.33)		(0.01)	(0.73)	—

Net asset value at end of period	$12.60		$11.13		$11.19	$12.03	$11.02

Total return (c)	14.93	%(d)	2.52%		(6.88%)	15.84%	10.20	%(d)

Net assets at end of period (000’s)	$12,792		$11,241		$1,266	$1,355	$613

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.84	%(e)	3.48%		12.32%	11.34%	21.16	%(e)
Ratio of net expenses to average net assets (f)	0.99	%(e)	1.00	%(g)	0.99%	0.99%	1.03	%(e)
Ratio of net investment income to average net assets (f)	2.80	%(e)	1.62%		1.00%	0.36%	0.72	%(e)
Portfolio turnover rate (h)	16	%(d)	40%		33%	34%	25	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(g)	Includes 0.01% of borrowing costs (Note 5).
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Year Ended Nov. 30, 2022	Year Ended Nov. 30, 2021	Period Ended Nov. 30, 2020 (a)
Net asset value at beginning of period	$11.07		$11.13		$12.00	$11.00	$10.00

Income (loss) from investment operations:
Net investment income (b)	0.17		0.12		0.08	0.02	0.04
Net realized and unrealized gains (losses) on investments and foreign currencies	1.46		0.12		(0.94)	1.69	0.96
Total from investment operations	1.63		0.24		(0.86)	1.71	1.00

Less distributions from:
Net investment income	(0.13)		(0.30)		—	(0.03)	—
Net realized gains	—		—		(0.01)	(0.68)	—
Total distributions	(0.13)		(0.30)		(0.01)	(0.71)	—

Net asset value at end of period	$12.57		$11.07		$11.13	$12.00	$11.00

Total return (c)	14.81	%(d)	2.27%		(7.15%)	15.60%	10.00	%(d)

Net assets at end of period (000’s)	$447		$320		$947	$1,127	$663

Ratios/supplementary data:
Ratio of total expenses to average net assets	6.97	%(e)	6.00%		12.90%	11.70%	21.14	%(e)
Ratio of net expenses to average net assets (f)	1.24	%(e)	1.25	%(g)	1.24%	1.24%	1.27	%(e)
Ratio of net investment income to average net assets (f)	2.89	%(e)	1.08%		0.76%	0.16%	0.52	%(e)
Portfolio turnover rate (h)	16	%(d)	40%		33%	34%	25	%(d)

(a)	Represents the period from the commencement of operations (March 2, 2020) through November 30, 2020.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(g)	Includes 0.01% of borrowing costs (Note 5).
(h)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
A CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$11.11		$11.18		$9.82

Income from investment operations:
Net investment income (b)	0.15		0.13		0.01
Net realized and unrealized gains on investments and foreign currencies	1.48		0.12		1.36	(c)
Total from investment operations	1.63		0.25		1.37

Less distributions from:
Net investment income	(0.15)		(0.32)		—
Net realized gains	—		—		(0.01)
Total distributions	(0.15)		(0.32)		(0.01)

Net asset value at end of period	$12.59		$11.11		$11.18

Total return (d)	14.77	%(e)	2.31%		13.97	%(e)

Net assets at end of period	$6,691		$5,828		$5,700

Ratios/supplementary data:
Ratio of total expenses to average net assets	242.73	%(f)	256.73%		264.21	%(f)
Ratio of net expenses to average net assets (g)	1.24	%(f)	1.25	%(h)	1.24	%(f)
Ratio of net investment income to average net assets (g)	1.77	%(f)	1.14%		0.14	%(f)
Portfolio turnover rate (i)	16	%(e)	40%		33	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4). Calculation does not reflect sales load.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(h)	Includes 0.01% of borrowing costs (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL INTERNATIONAL VALUE EQUITY FUND
C CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended Nov. 30, 2023		Period Ended Nov. 30, 2022 (a)
Net asset value at beginning of period	$11.03		$11.15		$9.82

Income (loss) from investment operations:
Net investment income (loss) (b)	0.11		0.05		(0.03)
Net realized and unrealized gains on investments and foreign currencies	1.47		0.11		1.37	(c)
Total from investment operations	1.58		0.16		1.34

Less distributions from:
Net investment income	(0.07)		(0.28)		—
Net realized gains	—		—		(0.01)
Total distributions	(0.07)		(0.28)		(0.01)

Net asset value at end of period	$12.54		$11.03		$11.15

Total return (d)	14.35	%(e)	1.51%		13.67	%(e)

Net assets at end of period	$6,596		$5,767		$5,682

Ratios/supplementary data:
Ratio of total expenses to average net assets	246.46	%(f)	259.21%		265.34	%(f)
Ratio of net expenses to average net assets (g)	1.99	%(f)	2.00%		1.99	%(f)
Ratio of net investment income (loss) to average net assets (g)	2.59	%(f)	0.40	%(h)	(0.60	%)(f)
Portfolio turnover rate (i)	16	%(e)	40%		33	%(e)

(a)	Represents the period from the commencement of operations (July 5, 2022) through November 30, 2022.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statements of Operations for the same year.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4). Calculation does not reflect CDSC.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after fee reductions and/or expense reimbursements (Note 4).
(h)	Includes 0.01% of borrowing costs (Note 5).
(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to financial statements.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical International Value Equity Fund commenced operations on March 2, 2020.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund currently offers four classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and requiring a $100,000 initial investment), Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and requiring a $2,500 initial investment), A Class shares (sold subject to an initial maximum front end sales load of 5.75% and a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to A Class shares, and requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged, but a 1.00% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months), and C Class shares (sold subject to a CDSC fee of 1.00% if the shares are redeemed within 12 months after the original purchase of the shares and a distribution and/or shareholder servicing fee of up to 1.00% of the average daily net assets attributable to C Class shares, and requiring a $1,000 initial investment) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have implemented the rule and form amendments, as applicable, and are currently adhering to the requirements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Lyrical Asset Management L.P. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Lyrical International Value Equity Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of each Fund’s investments by the inputs used to value the investments as of May 31, 2024:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$717,435,494	$—	$—	$717,435,494
Money Market Funds	1,656,679	—	—	1,656,679
Total	$719,092,173	$—	$—	$719,092,173

Lyrical International Value Equity Fund*	Level 1	Level 2	Level 3	Total
Common Stocks	$4,049,784	$8,477,163	$—	$12,526,947
Preferred Stocks	—	502,419	—	502,419
Money Market Funds	110,257	—	—	110,257
Total	$4,160,041	$8,979,582	$—	$13,139,623

*	With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Refer to each Fund’s Schedule of Investments for a listing of securities by sector and industry type or geographical region. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2024.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities that result from changes in exchange rates.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses. For the six months ending May 31, 2024, class specific expenses were as follows:

Lyrical U.S. Value Equity Fund
Expenses	Institutional	Investor	A Class	C Class	Total
Distribution fees	$—	$11,133	$5,794	$8,666	$25,593
Registration and filing fees	16,501	7,435	2,089	2,908	28,933
Transfer Agent fees	44,869	10,012	6,480	6,480	67,841

Lyrical International Value Equity Fund
Expenses
Distribution fees	$—	$475	$8	$31	$514
Registration and filing fees	3,199	1,208	1,118	1,118	6,643
Transfer Agent fees	6,480	6,480	6,480	6,480	25,920

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Each Fund distributes to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2024 and November 30, 2023 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund	5/31/2024	$2,681,605	$—	$2,681,605
	11/30/2023	$2,742,916	$—	$2,742,916

Lyrical International Value Equity Fund	5/31/2024	$186,765	$—	$186,765
	11/30/2023	$63,102	$—	$63,102

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2023:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Tax cost of investments	$439,735,315	$11,906,525
Gross unrealized appreciation	$166,825,402	$992,070
Gross unrealized depreciation	(38,185,003)	(1,332,818)
Net unrealized appreciation (depreciation)	128,640,399	(340,748)
Net unrealized appreciation on foreign currency translation	—	54
Undistributed ordinary income	2,443,882	186,705
Accumulated capital and other losses	(17,856,071)	(50,597)
Distributable earnings (accumulated deficit)	$113,228,210	$(204,586)

As of November 30, 2023, the Funds had the following capital loss carryforwards for federal income tax purposes, which may be carried forward indefinitely:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
No expiration - short-term	$2,099,121	$—
No expiration - long-term	$15,756,950	$50,597

These capital loss carryforwards are available to offset net realized capital gains in the current and future years, thereby reducing taxable gain distributions, if any.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2024 is as follows:

	Lyrical U.S. Value Equity Fund	Lyrical International Value Equity Fund
Cost of investments	$509,565,243	$12,066,040
Gross unrealized appreciation	$233,818,845	$2,289,939
Gross unrealized depreciation	(24,291,915)	(1,216,356)
Net unrealized appreciation	$209,526,930	$1,073,583
Net unrealized depreciation on foreign currency translation	$—	$(150)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of investments for each Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended May 31, 2024, the Funds did not incur any interest or penalties.

3. Investment Transactions

During the six months ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $141,369,668 and $86,289,869, respectively, for Lyrical U.S. Value Equity Fund and $2,142,959 and $2,040,592, respectively, for Lyrical International Value Equity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.85% of average daily net

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

assets. During the six months ended May 31, 2024, the Adviser earned $2,832,926 and $53,271 of fees under the Investment Advisory Agreement for Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until April 1, 2025, to reduce management fees and reimburse other operating expenses to limit total annual operating expenses of each Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

Institutional Class	Investor Class	A Class	C Class
0.99%	1.24%	1.24%	1.99%

Accordingly, during the six months ended May 31, 2024, the Adviser reduced fees and reimbursed other operating expenses of $88,367 for Lyrical U.S. Value Equity Fund and $138,834 for Lyrical International Value Equity Fund.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2024, the Adviser may seek repayment of management fee reductions and expense reimbursements no later than the dates below:

	November 30, 2024	November 30, 2025	November 30, 2026	May 31, 2027	Total
Lyrical U.S. Value Equity Fund	$81,245	$225,900	$264,225	$88,367	$659,737
Lyrical International Value Equity Fund	$114,162	$262,691	$289,848	$138,834	$805,535

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class, A Class and C Class shares of each Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving in such capacities.

DISTRIBUTION PLAN

The Funds have adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class, A Class and C Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares and A Class shares, and 1.00% of each Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNER	% Ownership
Lyrical International Value Equity Fund
National Financial Services, LLC (for the benefit of its customers)	85%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. During the six months ended May 31, 2024, Lyrical U.S. Value Equity Fund and Lyrical International Value Equity Fund incurred borrowing costs in the amounts of $923 and $0, respectively.

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2024, Lyrical U.S. Value Equity Fund had 26.0% of the value of its net assets invested in stocks within the Technology sector and Lyrical International Value Equity Fund had 29.7% of the value of its net assets invested in stocks within the Industrials sector.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Funds’ website at www.lyricalvaluefunds.com.

LYRICAL U.S. VALUE EQUITY FUND, LYRICAL INTERNATIONAL VALUE
EQUITY FUND AND U.S. VALUE ETF DISCLOSURE REGARDING APPROVAL
OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Lyrical U.S. Value Equity Fund’s, Lyrical International Value Equity Fund’s and U.S. Value ETF’s (collectively, the “Funds”) Investment Advisory Agreement with Lyrical Asset Management LP (the “Adviser” or “Lyrical”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Agreement at a meeting held on April 15-16, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Funds. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Funds, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Funds, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationships with the Funds and (6) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Lyrical, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by Lyrical, the Board took into account its familiarity with Lyrical’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Lyrical’s compliance policies and procedures based on discussion with Lyrical and the Chief Compliance Officer. The quality of administrative and other services, including Lyrical’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered Lyrical’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the nature and extent of the services provided by Lyrical including, without limitation, Lyrical’s provision of a continuous investment program for the Funds. The Board considered the qualifications and experience of Lyrical’s portfolio managers, who are responsible for the day-to day management of the Funds’ portfolios. The Board also considered Lyrical’s succession planning for the Funds. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by Lyrical under the Advisory Agreement.

LYRICAL U.S. VALUE EQUITY FUND, LYRICAL INTERNATIONAL VALUE
EQUITY FUND AND U.S. VALUE ETF DISCLOSURE REGARDING APPROVAL
OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Funds with various comparative data. In particular, the Board compared each Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge and fees charged to Lyrical’s other client accounts. In reviewing the comparison in fees and expense ratios between each Fund and its comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Funds relative to the comparable funds, and the nature of the investment strategies. The Board also considered Lyrical’s commitment to limit each Fund’s expenses under the Lyrical Expense Limitation Agreement until at least July 30, 2025. The Board noted that the 0.85% advisory fee rate for the International Value Equity Fund and the U.S. Value Equity Fund was higher than the median and the average for the other funds in each Fund’s respective Broadridge custom peer group. The Board further noted that the overall net expense ratio for each Fund was also higher than the median and the average expense ratio for the other funds in each Fund’s respective custom peer group. The Board took into account Lyrical’s responses in its materials that each Fund’s investment strategy, particularly the active management of each Fund, and each Fund’s corresponding high active share impacted the fee rate for each Fund.

The Board also compared the fees paid by the Funds to the fees paid by other clients of Lyrical and considered the similarities and differences in services received by such other clients as compared to the services received by the Funds. The Board noted that the fee structure of the Funds differed from the fees applicable to Lyrical’s other clients due in large part to the additional regulatory and compliance requirements of managing an investment company registered under the 1940 Act as compared to separately managed accounts.

Fund Performance

The Board also considered, among other data, each Fund’s performance results during certain periods ended January 31, 2024, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted that the U.S. Value Equity Fund’s performance was in the first quartile, second quartile and second quartile, respectively, of the Broadridge peer group median for the one-, three- and five-year periods. The Board further noted that the U.S. Value ETF’s (“USVT”) performance was in the third quartile and the first quartile, respectively, of the Broadridge peer group median for the one-year period and since inception period. The Board also noted that the International Value Equity Fund’s performance was in the third quartile of the Broadridge peer group median for the one-year period, the second quartile of the Broadridge peer group median for the three-year period, and the second quartile of the Broadridge peer group median for the since inception period. The Board further noted that each Fund’s performance was comparable to the other accounts managed by Lyrical with similar strategies over all periods.

LYRICAL U.S. VALUE EQUITY FUND, LYRICAL INTERNATIONAL VALUE
EQUITY FUND AND U.S. VALUE ETF DISCLOSURE REGARDING APPROVAL
OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Economies of Scale

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that Lyrical limited fees and/or reimbursed expenses for each Fund in order to reduce each Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Funds increased. The Board noted that the advisory fee schedule for the Funds currently did not have breakpoints, and considered Lyrical’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Funds’ assets increase over time, the Funds might realize other economies of scale if assets increase proportionally more than certain other expenses.

Financial Condition and Profitability

Additionally, the Board took into consideration the financial condition and profitability of Lyrical and the direct and indirect benefits derived by Lyrical from its relationship with the Funds. The information considered by the Board included operating profit margin information for Lyrical’s business as a whole. The Board considered Lyrical’s commitment to contractually limit each Fund’s net operating expenses. The Board reviewed the profitability of Lyrical’s relationship with each Fund both before and after tax expenses. The Board noted that the International Value Equity Fund and USVT were not profitable. With respect to the U.S. Value Equity Fund, the Board recognized that Lyrical should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the risk it assumes as investment adviser. Based upon its review, the Board concluded that Lyrical’s level of profitability, if any, from its relationship with the Funds was reasonable and not excessive. The Board also considered whether Lyrical has the financial wherewithal to continue to provide services to the Funds, noting its ongoing commitment to provide support and resources to the Funds as needed.

Fall-Out Benefits

The Board discussed the direct and indirect benefits derived by Lyrical from its relationship with the Funds. The Board also noted that Lyrical derives benefits to its reputation and other benefits from its relationship with the Funds.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Lyrical demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Lyrical maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds

LYRICAL U.S. VALUE EQUITY FUND, LYRICAL INTERNATIONAL VALUE
EQUITY FUND AND U.S. VALUE ETF DISCLOSURE REGARDING APPROVAL
OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from Lyrical and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Funds that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

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Q3 All-Season Systematic Opportunities Fund

Institutional Class (QASOX)

Q3 All-Season Tactical Fund

Institutional Class (QAITX)

C Class (QACTX)

Financial Statements

May 31, 2024

(Unaudited)

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

MONEY MARKET FUNDS — 0.8%	Shares	Value
First American Government Obligations Fund - Class X, 5.24% (a) (Cost $1,606,388)	1,606,388	$1,606,388

Other Assets in Excess of Liabilities — 99.2%		190,821,985

Net Assets — 100.0%		$192,428,373

(a)	The rate shown is the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON TACTICAL FUND SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)
EXCHANGE-TRADED FUNDS — 98.6%	Shares	Value
Invesco Nasdaq 100 ETF (Cost $42,144,925)	257,000	$47,768,590

MONEY MARKET FUNDS — 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 5.24% (a) (Cost $731,904)	731,904	$731,904

Investments at Value — 100.1% (Cost $42,876,829)		$48,500,494

Liabilities in Excess of Other Assets — (0.1%)		(27,516)

Net Assets — 100.0%		$48,472,978

(a)	The rate shown is the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

2

Q3 ALL-SEASON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited)
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
ASSETS
Investments in securities:
At cost	$1,606,388	$42,876,829
At value (Note 2)	$1,606,388	$48,500,494
Receivable for capital shares sold	867,806	23,975
Receivable for investment securities sold	189,638,080	—
Dividend receivable	594,939	36,989
Other assets	24,920	22,803
Total assets	192,732,133	48,584,261

LIABILITIES
Payable for capital shares redeemed	110,906	51,212
Payable to Adviser (Note 4)	159,273	40,901
Payable to administrator (Note 4)	22,083	12,404
Accrued distribution fees (Note 4)	—	2,074
Other accrued expenses	11,498	4,692
Total liabilities	303,760	111,283

NET ASSETS	$192,428,373	$48,472,978

NET ASSETS CONSIST OF:
Paid-in capital	$189,920,881	$72,113,729
Accumulated earnings (deficit)	2,507,492	(23,640,751)
NET ASSETS	$192,428,373	$48,472,978

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$192,428,373	$46,878,454
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	19,878,389	4,457,829
Net asset value, offering price and redemption price per share (Note 2)	$9.68	$10.52

C CLASS
Net assets applicable to C Class	N/A	$1,594,524
C Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	N/A	158,340
Net asset value, offering price and redemption price per share (Note 2)	N/A	$10.07

See accompanying notes to financial statements.

3

Q3 ALL-SEASON FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2024 (Unaudited)
	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
INVESTMENT INCOME
Dividend income	$2,920,912	$331,354

EXPENSES
Management fees (Note 4)	858,833	236,866
Administration fees (Note 4)	78,626	25,301
Fund accounting fees (Note 4)	24,947	21,976
Legal fees	15,312	15,311
Transfer agent fees (Note 4)	9,799	19,593
Registration and filing fees - Institutional Class	9,793	9,952
Registration and filing fees - C Class	—	4,416
Trustees’ fees and expenses (Note 4)	9,996	9,996
Audit and tax services fees	8,250	8,250
Compliance fees and expenses (Note 4)	9,534	6,159
Custody and bank service fees	9,714	4,245
Postage and supplies	5,140	5,906
Distribution fees - C Class (Note 4)	—	9,808
Shareholder reporting expenses	2,602	2,727
Networking fees	3,075	828
Insurance	1,645	1,489
Borrowing costs (Note 5)	—	367
Other expenses	4,162	6,103
Total expenses	1,051,428	389,293
Mangement fees recouped (Note 4)	79,761	—
Net expenses	1,131,189	389,293

NET INVESTMENT INCOME (LOSS)	1,789,723	(57,939)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	8,660,426	2,747,773
Net change in unrealized appreciation (depreciation) on investments	(104,650)	3,118,975
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	8,555,776	5,866,748

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,345,499	$5,808,809

See accompanying notes to financial statements.

4

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
FROM OPERATIONS
Net investment income	$1,789,723	$1,286,648
Net realized gains from investment transactions	8,660,426	6,540,238
Net change in unrealized appreciation (depreciation) on investments	(104,650)	(65,007)
Net increase in net assets resulting from operations	10,345,499	7,761,879

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(14,097,011)	(925,842)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	66,629,974	186,590,361
Net asset value of shares issued in reinvestment of distributions to shareholders	14,086,682	925,444
Payments for shares redeemed	(42,576,794)	(39,743,004)
Net increase in Institutional Class net assets from capital share transactions	38,139,862	147,772,801

TOTAL INCREASE IN NET ASSETS	34,388,350	154,608,838

NET ASSETS
Beginning of period	158,040,023	3,431,185
End of period	$192,428,373	$158,040,023

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	6,999,012	19,453,988
Shares reinvested	1,508,191	93,212
Shares redeemed	(4,480,101)	(4,060,989)
Net increase in shares outstanding	4,027,102	15,486,211
Shares outstanding at beginning of period	15,851,287	365,076
Shares outstanding at end of period	19,878,389	15,851,287

See accompanying notes to financial statements.

5

Q3 ALL-SEASON TACTICAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2024 (Unaudited)	Year Ended November 30, 2023
FROM OPERATIONS
Net investment loss	$(57,939)	$(54,908)
Net realized gains from investment transactions	2,747,773	604,259
Long-term capital gain distributions from regulated investment companies	—	26
Net change in unrealized appreciation (depreciation) on investments	3,118,975	2,633,156
Net increase in net assets resulting from operations	5,808,809	3,182,533

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	10,309,350	88,678,211
Payments for shares redeemed	(11,686,008)	(99,907,138)
Net decrease in Institutional Class net assets from capital share transactions	(1,376,658)	(11,228,927)

C Class
Proceeds from shares sold	100,000	18,385
Payments for shares redeemed	(828,699)	(763,919)
Net decrease in C Class net assets from capital share transactions	(728,699)	(745,534)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,703,452	(8,791,928)

NET ASSETS
Beginning of period	44,769,526	53,561,454
End of period	$48,472,978	$44,769,526

CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	1,012,152	10,561,324
Shares redeemed	(1,150,042)	(11,985,702)
Net decrease in shares outstanding	(137,890)	(1,424,378)
Shares outstanding at beginning of period	4,595,719	6,020,097
Shares outstanding at end of period	4,457,829	4,595,719

C Class
Shares sold	10,310	2,333
Shares redeemed	(85,899)	(94,579)
Net decrease in shares outstanding	(75,589)	(92,246)
Shares outstanding at beginning of period	233,929	326,175
Shares outstanding at end of period	158,340	233,929

See accompanying notes to financial statements.

6

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023		Year Ended November 30, 2022	Year Ended November 30, 2021	Period Ended November 30, 2020 (a)
Net asset value at beginning of period	$9.97		$9.40		$10.52	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.10		0.18		(0.03)	(0.13)	(0.11)
Net realized and unrealized gains (losses) on investments	0.48		0.47	(d)	(0.45)	0.71	0.05	(d)
Total from investment operations	0.58		0.65		(0.48)	0.58	(0.06)

Less distributions from:
Net investment income	(0.10)		—		—	—	—
Net realized gains	(0.77)		(0.08)		(0.64)	—	—
Total distributions	(0.87)		(0.08)		(0.64)	—	—

Net asset value at end of period	$9.68		$9.97		$9.40	$10.52	$9.94

Total return (e)	6.17	%(f)	6.92%		(5.14%)	5.83%	(0.60	%)(f)

Net assets at end of period (000’s)	$192,428		$158,040		$3,431	$6,048	$4,491

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.22	%(h)	1.40%		5.46%	4.20%	6.10	%(h)
Ratio of net expenses to average net assets (g)(i)	1.32	%(h)	1.83%		1.94%	1.94%	1.94	%(h)
Ratio of net investment income (loss) to average net assets (c)(g)(i)	2.08	%(h)	1.78%		(0.34%)	(1.19%)	(1.31	%)(h)
Portfolio turnover rate	5641	%(f)(j)	6171	%(j)	517%	441%	523	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.
(b)	Per share net investment income (loss) has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

7

Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (Continued)

(h)	Annualized.
(i)	Ratio was determined after fee reductions and/or expense reimbursements/recoupments (Note 4).
(j)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

8

Q3 ALL-SEASON TACTICAL FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023		Year Ended November 30, 2022	Year Ended November 30, 2021		Period Ended November 30, 2020 (a)
Net asset value at beginning of period	$9.29		$8.45		$13.80	$12.06		$10.00

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.01)		(0.01)		(0.06)	(0.09)		(0.11)
Net realized and unrealized gains (losses) on investments	1.24		0.85		(4.30)	2.72		2.17
Total from investment operations	1.23		0.84		(4.36)	2.63		2.06

Less distributions from:
Net realized gains	—		—		(0.99)	(0.89)		—

Net asset value at end of period	$10.52		$9.29		$8.45	$13.80		$12.06

Total return (d)	13.24	%(f)	9.94%		(34.03%)	23.10	%(e)	20.60	%(f)

Net assets at end of period (000’s)	$46,878		$42,675		$50,871	$148,813		$71,884

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	1.58	%(h)	1.68%		1.36%	1.32%		1.55	%(h)
Ratio of net expenses to average net assets (g)	1.58	%(h)	1.68	%(i)	1.36%	1.32%		1.55	%(h)
Ratio of net investment loss to average net assets (c)(g)	(0.19	%)(h)	(0.05%)		(0.59%)	(0.73%)		(1.10	%)(h)
Portfolio turnover rate (j)	369	%(f)	2004	%	3770%	1639%		3078	%(f)

(a)	Represents the period from the commencement of operations (December 30, 2019) through November 30, 2020.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	During the year ended November 30, 2021, the Fund received a payment from the Advisor of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27%.
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(h)	Annualized.

9

Q3 ALL-SEASON TACTICAL FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (Continued)

(i)	Includes 0.06% of borrowing costs (Note 5).
(j)	Given market conditions during the period, the Fund rotated assets into and out of positions on a periodic basis and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

10

Q3 ALL-SEASON TACTICAL FUND
C SHARE CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Year Ended November 30, 2023		Year Ended November 30, 2022	Period Ended November 30, 2021 (a)
Net asset value at beginning of period	$8.95		$8.25		$13.65	$11.53

Income (loss) from investment operations:
Net investment loss (b)(c)	(0.07)		(0.12)		(0.17)	(0.22)
Net realized and unrealized gains (losses) on investments	1.19		0.82		(4.24)	2.34
Total from investment operations	1.12		0.70		(4.41)	2.12

Less distributions from:
Net realized gains	—		—		(0.99)	—

Net asset value at end of period	$10.07		$8.95		$8.25	$13.65

Total return (d)	12.51	%(f)	8.48%		(34.82%)	18.39	%(e)(f)

Net assets at end of period (000’s)	$1,595		$2,094		$2,690	$3,260

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	2.94	%(h)	3.03%		2.65%	2.72	%(h)
Ratio of net expenses to average net assets (g)	2.94	%(h)	3.03	%(i)	2.65%	2.72	%(h)
Ratio of net investment loss to average net assets (c)(g)	(1.51	%)(h)	(1.42%)		(1.73%)	(2.42	%)(h)
Portfolio turnover rate (j)	369	%(f)	2004	%	3770%	1639	%(f)

(a)	Represents the period from the commencement of operations (March 18, 2021) through November 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(e)	During the year ended November 30,2021, the Fund received a payment from the Advisor of $336,826 for losses realized on the disposal of the investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.27% (Note 4).
(f)	Not annualized.
(g)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(h)	Annualized.
(i)	Includes 0.06% of borrowing costs (Note 5).
(j)	Given market conditions during the period, the Fund rotated assets into, and out of, positions on a periodic basis due to its tactical trading mandate, and the Fund’s portfolio was traded frequently.

See accompanying notes to financial statements.

11

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)

1. Organization

Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations on December 30, 2019. The Funds are “funds of funds,” in that the Funds will generally invest in other investment companies.

Q3 All-Season Systematic Opportunities Fund seeks to achieve capital appreciation.

Q3 All-Season Tactical Fund seeks a positive rate of return over a calendar year regardless of market conditions.

The Q3 All-Season Systematic Opportunities Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment).

The Q3 All-Season Tactical Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads, but subject to an administrative services plan fee of up to 0.25% and requiring a $100,000 initial investment) and C Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 1.00% of the average daily net assets attributable to C Class shares and requiring a $1,000 minimum initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis

12

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, the Funds have implemented the rule and form requirements, as applicable, and are currently adhering to the requirements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value as determined by Q3 Asset Management Corporation (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees of the Trust (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

13

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of each Fund’s investments and the inputs used to value the investments as of May 31, 2024:

Q3 All-Season Systematic Opportunities Fund	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,606,388	$—	$—	$1,606,388
Total	$1,606,388	$—	$—	$1,606,388

Q3 All-Season Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$47,768,590	$—	$—	$47,768,590
Money Market Funds	731,904	—	—	731,904
Total	$48,500,494	$—	$—	$48,500,494

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended May 31, 2024.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees and registration and filing fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

14

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders for Q3 All-Season Tactical Fund and annually for Q3 All-Season Systematic Opportunities Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2024 and November 30, 2023 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Q3 All-Season Systematic Opportunities Fund	5/31/2024	$14,045,544	$51,467	$14,097,011
	11/30/2023	$925,842	$—	$925,842

Q3 All-Season Tactical Fund	5/31/2024	$—	$—	$—
	11/30/2023	$—	$—	$—

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

15

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2023:

	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
Tax cost of investments	$241,669,638	$42,366,271
Gross unrealized appreciation	$19,380	$2,510,115
Gross unrealized depreciation	(5,864,072)	(5,425)
Net unrealized appreciation (depreciation)	(5,844,692)	2,504,690
Undistributed ordinary income	12,661,901	—
Undistributed long-term gains	51,112	—
Accumulated capital and other losses	(609,317)	(31,954,250)
Distributable earnings (accumulated deficit)	$6,259,004	$(29,449,560)

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2024 is as follows:

	Q3 All-Season Systematic Opportunities Fund	Q3 All-Season Tactical Fund
Tax cost of investments	$4,329,615	$43,138,022
Gross unrealized appreciation	$—	$5,394,812
Gross unrealized depreciation	(4,223,227)	(32,340)
Net unrealized appreciation (depreciation)	$(4,223,227)	$5,362,472

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of November 30, 2023, Q3 All-Season Tactical Fund had short-term capital loss carryforwards (“CLCFs”) for income tax purposes in the amount of $31,846,177. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. As of November 30, 2023, Q3 All-Season Systematic Opportunities Fund had short-term CLCFs for income tax purposes in the amount of $609,317. As a result of an ownership change, Q3 All-Season Systematic Opportunities Fund is eligible to utilize this amount to offset the current year and future net realized capital gains, if any, subject to an annual limitation under Code Section 382 of $96,234.

16

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended May 31, 2024, the Funds did not incur any interest or penalties.

3. Investment Transactions

For the six months ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,286,318,331, and $3,452,264,968, respectively, for Q3 All-Season Systematic Opportunities Fund and $158,035,245 and $160,439,554, respectively, for Q3 All-Season Tactical Fund.

4. Transactions with Related Parties

INVESTMENT MANAGEMENT AGREEMENT

The Funds’ investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of average daily net assets. During the six months ended May 31, 2024, the Adviser earned $858,833 and $236,866 of fees under the Investment Management Agreement for Q3 All-Season Systematic Opportunities Fund and Q3 All-Season Tactical Fund, respectively.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2025, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses of the Q3 All-Season Tactical Fund and the All-Season Systematic Opportunities Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization

17

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class, if applicable:

All-Season Systematic Opportunities Fund
Institutional Class
1.79%

All-Season Tactical Fund
Institutional Class	C Class
1.94%	2.94%

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of thirty-six months after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause total annual fund operating expenses (exclusive of such reductions and reimbursements) to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended May 31, 2024, the Adviser recouped $79,761 of prior years’ management fee reductions and expense reimbursements from the Q3 All-Season Systematic Opportunities Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the C Class shares of Q3 All-Season Tactical Fund for acting as principal underwriter.

18

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers of the Trust are also officers of Ultimus and are not paid by the Funds for serving such capacities.

DISTRIBUTION PLAN

The Q3 All-Season Tactical Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits C Class shares of the Q3 All-Season Tactical Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan 1.00% of the Q3 All-Season Tactical Fund’s average daily net assets allocable to C Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2024, the C Class shares of Q3 All-Season Tactical Fund incurred $9,808 of distribution fees under the Plan.

ADMINISTRATIVE SERVICES PLAN

The Trust has adopted an Administrative Services Plan (the “Administrative Service Plan”) for the Institutional Shares of the Funds. The Administrative Service Plan allows the Funds to use the net assets of the Institutional Shares to pay financial intermediaries that provide services relating to Institutional Shares. The Administrative Service Plan permits payments for the provision of certain administrative, recordkeeping and other non-distribution related services to Institutional Share shareholders. The Administrative Service Plan permits the Funds to make service fee payments at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to its Institutional Shares. During the six months ended May 31, 2024, no fees were incurred by the Funds under the Administrative Service Plan.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Funds:

NAME OF RECORD OWNERS	% Ownership
Q3 All-Season Systematic Opportunities Fund
E*TRADE Savings Bank (for the benefit of its customers)	61%
Charles Schwab & Co. Inc. (for the benefit of its customers)	28%
Q3 All-Season Tactical Fund
E*TRADE Savings Bank (for the benefit of its customers)	63%
Charles Schwab & Co. Inc. (for the benefit of its customers)	28%

19

Q3 ALL-SEASON FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2024, the Q3 All-Season Tactical Fund incurred $367 of borrowing costs charged by the custodian.

6. Investments in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2024, Q3 All-Season Tactical Fund had 98.6% of the value of its net assets invested in Invesco Nasdaq 100 ETF (“QQQM”), an ETF that tracks the Nasdaq 100 Index. The financial statements of QQQM can be found at www.sec.gov.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

20

Q3 ALL-SEASON FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-784-2399, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-855-784-2399. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Funds’ website at www.Q3AllSeasonfunds.com.

21

Q3 All-Season Active Rotation ETF

(QVOY)

Financial Statements

May 31, 2024

(Unaudited)

Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.8%	Shares	Value
Commodity — 28.1%
abrdn Physical Platinum Shares ETF (a)	42,000	$4,002,600
Global X Uranium ETF	122,358	3,944,822
SPDR Gold MiniShares Trust ETF (a)	78,804	3,635,228
VanEck Gold Miners ETF	344,532	12,161,980
		23,744,630
Equity — 67.7%
Amplify Transformational Data Sharing ETF	416	13,770
Fidelity MSCI Utilities Index ETF	250,000	11,707,500
iShares Core S&P 500 ETF	22,596	11,974,976
iShares MSCI USA Momentum Factor ETF	59,000	11,009,400
Vanguard FTSE Emerging Markets ETF	258,400	11,131,872
Vanguard Mid-Cap Value ETF	74,680	11,489,518
		57,327,036
Fixed Income — 4.0%
iShares Broad USD High Yield Corporate Bond ETF	31,016	1,126,811
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,877	1,146,697
Vanguard Total International Bond ETF	23,000	1,114,580
		3,388,088

Investments at Value — 99.8% (Cost $82,826,412)		$84,459,754

Other Assets in Excess of Liabilities — 0.2%		170,414

Net Assets — 100.0%		$84,630,168

(a)	Non-income producing security.

See accompanying notes to financial statements.

1

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024 (Unaudited)
ASSETS
Investments in securities:
At cost	$82,826,412
At value (Note 2)	$84,459,754
Cash (Note 2)	230,401
Other assets	8,256
Total assets	84,698,411

LIABILITIES
Payable to Adviser (Note 4)	46,479
Payable to administrator (Note 4)	7,461
Other accrued expenses and liabilities	14,303
Total liabilities	68,243

NET ASSETS	$84,630,168

NET ASSETS CONSIST OF:
Paid-in capital	$78,750,526
Accumulated earnings	5,879,642
NET ASSETS	$84,630,168

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,040,000

Net asset value, offering price and redemption price per share (Note 2)	$27.84

See accompanying notes to financial statements.

2

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF OPERATIONS
Six Months Ended May 31, 2024 (Unaudited)
INVESTMENT INCOME
Dividend income	$646,322

EXPENSES
Management fees (Note 4)	258,540
Administration fees (Note 4)	33,529
Legal fees	15,311
Trustees’ fees and expenses (Note 4)	10,017
Compliance fees (Note 4)	8,179
Audit and tax services fees	8,000
Fund accounting fees (Note 4)	7,403
Custody fees	6,994
Transfer agent fees	4,999
Registration and filing fees	4,051
Shareholder reporting expenses	3,919
Borrowing costs (Note 6)	3,530
Other expenses	9,890
Total expenses	374,362

NET INVESTMENT INCOME	271,960

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	4,707,912
Net realized gains from in-kind transactions (Note 3)	91,135
Net change in unrealized appreciation (depreciation) on investments	(309,738)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,489,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,761,269

See accompanying notes to financial statements.

3

Q3 ALL-SEASON ACTIVE ROTATION ETF
STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2024 (Unaudited)	Period Ended November 30, 2023(a)
FROM OPERATIONS
Net investment income	$271,960	$216,461
Net realized gains from investment transactions	4,707,912	3,512,508
Net realized gains from in-kind transactions (Note 3)	91,135	252,195
Net change in unrealized appreciation (depreciation) on investments	(309,738)	1,943,080
Net increase in net assets resulting from operations	4,761,269	5,924,244

FROM DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)	(4,338,720)	(225,959)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued	14,768,403	77,184,137
Payments for shares redeemed	(2,220,254)	(11,222,952)
Net increase in net assets from capital share transactions	12,548,149	65,961,185

TOTAL INCREASE IN NET ASSETS	12,970,698	71,659,470

NET ASSETS
Beginning of period	71,659,470	—
End of period	$84,630,168	$71,659,470

SHARE TRANSACTIONS
Shares issued	530,000	3,020,000
Shares redeemed	(80,000)	(430,000)
Net increase in shares outstanding	450,000	2,590,000
Shares outstanding at beginning of period	2,590,000	—
Shares outstanding at end of period	3,040,000	2,590,000

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.

See accompanying notes to financial statements.

4

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended May 31, 2024 (Unaudited)		Period Ended November 30, 2023(a)
Net asset value at beginning of period	$27.67		$25.00

Income from investment operations:
Net investment income (b)(c)	0.10		0.10
Net realized and unrealized gains on investments	1.72		2.68
Total from investment operations	1.82		2.78

Less distributions to shareholders from:
Net investment income	(0.05)		(0.11)
Net realized gains	(1.60)		—
Total distributions from shareholders	(1.65)		(0.11)

Net asset value at end of period	$27.84		$27.67
Market price at end of period	$27.83		$27.67

Total return (d)	6.63	%(e)	11.19	%(e)
Total return at market (f)	6.59	%(e)	11.19	%(e)

Net assets at end of period (000’s)	$84,630		$71,659

Ratios/supplementary data:
Ratio of total expenses to average net assets (g)	0.94	%(h)(i)	1.08	%(h)(i)
Ratio of net investment income to average net assets (g)	0.68	%(h)(i)	0.39	%(h)(i)
Portfolio turnover rate (j)	339	%(e)	581	%(e)

(a)	Represents the period from the commencement of operations (December 6, 2022) through November 30, 2023.
(b)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Not annualized.
(f)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(g)	The ratios of expense and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.

5

Q3 ALL-SEASON ACTIVE ROTATION ETF
FINANCIAL HIGHLIGHTS (Continued)

(h)	Annualized.
(i)	Includes 0.01%(h) and 0.03%(h) of borrowing costs, respectively (Note 6).
(j)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions (Note 3).

See accompanying notes to financial statements.

6

Q3 ALL-SEASON ACTIVE ROTATION ETF
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Unaudited)

1. Organization

Q3 All-Season Active Rotation ETF (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 6, 2022. The Fund is a “fund of funds,” in that the Fund will generally invest in other investment companies.

The Fund is an exchange-traded fund (“ETF”). The investment objective of the Fund is to seek to achieve long-term growth of capital.

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. Market prices for the Shares may be different from their net asset value (“NAV”.) The Fund issues and redeems shares solely to certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s distributor (“Authorized Participants” or “APs”) on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of the Fund consists of a block of shares.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form amendments, as applicable, and is currently adhering to the requirements.

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Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the securities last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Q3 Asset Management Corporation (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$84,459,754	$—	$—	$84,459,754
Total	$84,459,754	$—	$—	$84,459,754

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Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2024.

Cash – The Fund’s cash, if any, is held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. The cash balance reflected on the Statement of Assets and Liabilities for the Fund represents the amount held as of May 31, 2024.

Share valuation – Individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized capital gains, if any, are distributed at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from

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GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the periods ended May 31, 2024 and November 30, 2023 was as follows:

Period	Ordinary	Long-Term	Total
Ended	Income	Capital Gains	Distributions
5/31/2024	$4,338,720	$—	$4,338,720
11/30/2023	$225,959	$—	$225,959

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information was computed on a tax basis for each item as of November 30, 2023:

Tax cost of investments	$69,249,688
Gross unrealized appreciation	$2,796,778
Gross unrealized depreciation	(956,374)
Net unrealized appreciation	1,840,404
Undistributed ordinary income	3,616,689
Distributable earnings	$5,457,093

The federal tax cost, unrealized appreciation (depreciation) as of May 31, 2024 is as follows:

Tax cost of portfolio investments	$82,826,412
Gross unrealized appreciation	$2,005,630
Gross unrealized depreciation	(372,288)
Net unrealized appreciation	$1,633,342

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The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax years and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended May 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the six months ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, amounted to $267,667,418 and $271,747,345, respectively. Purchases and sales of in-kind transactions for the six months ended May 31, 2024 amounted to $14,318,134 and $1,357,852, respectively. There were realized gains of $91,135 from in-kind transactions during the six months ended May 31, 2024.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.65% of average daily net assets. During the six months ended May 31, 2025, the Adviser earned $258,540 of fees under the Investment Advisory Agreement.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2025, to reduce the management fees and to reimburse Fund expenses to the extent necessary to limit Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund;

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Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.09% of the Fund’s shares.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after the date on which such fees and expenses were incurred, provided that the repayments do not cause Total Annual Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. During the six months ended May 31, 2024, the Advisor did not reduce Management fees or reimburse other Fund expenses.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

5. Capital Share Transactions

Only certain financial institutions such as registered broker-dealers and banks that have entered into agreements with the Fund’s Distributor APs may acquire shares directly from the Fund and tender their shares for redemption directly to the Fund. Such purchases and redemptions are made at NAV per share and only in large blocks, or Creation Units,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

of shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the Fund’s Statement of Additional Information (“SAI”).

A creation transaction, which is subject to acceptance by the Fund’s Distributor and the Fund, generally takes place when an AP deposits into the Fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Fund in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the Fund. However, the Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP agreement. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit, and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the six months ended May 31, 2024, the Fund received $4,000 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.0)%

*	As a percentage of the amount invested.

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6. Borrowing costs

From time to time the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended May 31, 2024, the Fund incurred $3,530 in borrowing costs charged by the custodian.

7. Investments in Other Investments Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of May 31, 2024, the Fund had 99.8% of the value of its net assets invested in ETFs. The financial statements of these ETFs can be found at www.sec.gov.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

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Q3 ALL-SEASON ACTIVE ROTATION ETF
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 will be available without charge upon request by calling toll-free 1-888-348-1255, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-888-348-1255. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and on the Fund’s website at www.q3allseasonfunds.com.

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(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [filed under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 6, 2024

*	Print the name and title of each signing officer under his or her signature.